Credit card receivables (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 4,525,689	$ 2,799,999	$ 2,484,556
Transfers from Stage 1 to Stage 2	(377,421)	(168,654)	(79,734)
Transfers from Stage 2 to Stage 1	178,742	73,448	162,232
Transfers to Stage 3	(218,192)	(72,328)	(43,582)
Transfers from Stage 3	8,576	156	435
Write-offs	(0)	(0)	(0)
Net change of gross carrying amount	3,450,551	2,145,118	839,461
Effect of changes in exchange rates (OCI)	182,325	(252,050)	(563,369)
Gross carrying amount at end of the year	7,750,270	4,525,689	2,799,999
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	440,105	202,673	389,734
Transfers from Stage 1 to Stage 2	377,421	168,654	79,734
Transfers from Stage 2 to Stage 1	(178,742)	(73,448)	(162,232)
Transfers to Stage 3	(168,974)	(41,112)	(49,951)
Transfers from Stage 3	2,325	68	226
Write-offs	(0)	(0)	(0)
Net change of gross carrying amount	427,186	205,148	31,990
Effect of changes in exchange rates (OCI)	17,857	(21,878)	(86,828)
Gross carrying amount at end of the year	917,178	440,105	202,673
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	196,359	116,200	136,131
Transfers from Stage 1 to Stage 2		(0)	(0)
Transfers from Stage 2 to Stage 1	(0)		(0)
Transfers to Stage 3	387,166	113,440	93,533
Transfers from Stage 3	(10,901)	(224)	(661)
Write-offs	(290,974)	(120,071)	(116,856)
Net change of gross carrying amount	313,606	97,356	34,640
Effect of changes in exchange rates (OCI)	3,521	(10,342)	(30,587)
Gross carrying amount at end of the year	598,777	196,359	116,200
Total [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	5,162,153	3,118,872	3,010,421
Transfers from Stage 1 to Stage 2	(0)	(0)	(0)
Transfers from Stage 2 to Stage 1	(0)	(0)	(0)
Transfers to Stage 3	(0)	(0)	(0)
Transfers from Stage 3	(0)	(0)	(0)
Write-offs	(290,974)	(120,071)	(116,856)
Net change of gross carrying amount	4,191,343	2,447,622	906,091
Effect of changes in exchange rates (OCI)	203,703	(284,270)	(680,784)
Gross carrying amount at end of the year	$ 9,266,225	$ 5,162,153	$ 3,118,872